CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 32,317,802	$ 40,772,312	$ 9,662,214
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	19,572,669	18,721,149	18,115,502
Derivative financial instrument results	127,585	157,227	(1,321,859)
Disposal of property, plant and equipment	96,242	125,836	102,586
Share of gain from associates	(90,138)	(41,347)	(62,657)
Increase in provisions	775,831	1,026,961	955,990
Interest expense accrual, net	6,537,595	8,392,366	9,455,473
Interest (loss) / income on other financial assets other than cash and cash equivalents	(21,176,519)	3,559,483	22,890,324
Income tax	17,061,153	24,810,849	12,950,061
Impairment of PPE	0	0	9,156,072
Notes repurchase result	1,030,169	806,841	(1,174,202)
Allowance for doubtful accounts	0	(129,715)	279,520
Foreign exchange loss, net	28,102,079	12,922,876	33,974,755
Loss on net monetary position	(9,107,531)	(21,839,164)	(20,638,648)
Changes in assets and liabilities:
Trade receivables	(7,812,886)	(10,879,283)	(893,154)
Other receivables	(6,510,381)	(8,226,280)	(1,627,647)
Inventories	(663,941)	(1,165,062)	(775,818)
Trade payables	4,439,683	5,261,196	422,732
Contract assets	0	186,898	168,414
Payroll and social security taxes	1,157,960	538,358	1,468,758
Taxes payables	310,109	644,834	18,523
Other payables	(32,423)	31,745	42,089
Provisions	(20,248)	(9,751)	(23,737)
Interest paid	(5,725,137)	(7,304,538)	(8,077,195)
Income tax paid	(25,687,559)	(8,360,256)	(3,430,707)
Contract liabilities	821,246	(906,573)	254,990
Derivative financial instruments payment	(109,299)	(73,392)	1,945,363
Cash flows provided by operating activities	35,414,061	59,023,570	83,837,742
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(25,307,541)	(18,794,792)	(22,844,489)
Dividends received	0	354,492	0
Financial assets not considered cash equivalents	(14,908,086)	(40,550,286)	(65,621,123)
Cash flows used in investing activities	(40,215,627)	(58,990,586)	(88,465,612)
CASH FLOWS PROVIDED BY / (USED IN) FINANCING ACTIVITIES
Payment of loans	(86,187)	0	(3,981,411)
Proceeds from loans	6,164,853	0	0
Cost of acquisition of treasury shares	0	0	(7,999,394)
Dividends paid	0	0	(47)
Cost of repurchase of notes	(2,452,516)	(1,869,224)	(2,939,684)
Cash flows provided by / (used in) financing activities	3,626,150	(1,869,224)	(14,920,536)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,175,416)	(1,836,240)	(19,548,406)
Cash and cash equivalents at the beginning of the year	8,627,004	13,682,131	39,088,735
Foreign exchange gain on Cash and cash equivalents	292,549	629,531	2,236,421
Monetary results effect on Cash and cash equivalents	(4,755,191)	(3,848,418)	(8,094,619)
Cash and cash equivalents at the end of the year	$ 2,988,946	$ 8,627,004	$ 13,682,131